Deposits from banks (Tables)	6 Months Ended
Jun. 30, 2021
Deposits from Banks [abstract]
Schedule of deposits from banks by type	Deposits from banks by type in EUR million 30 June 2021 31 December 2020 Non-interest bearing 784 792 Interest bearing 88,350 77,306 89,134 78,098